Geographic information (Lease revenues by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total lease revenue	$ 4,412,003	$ 4,321,006	$ 4,682,266
Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Total lease revenue	$ 782,297	$ 835,317	$ 874,145
China | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	17.70%	19.30%	18.70%
United States
Segment Reporting Information [Line Items]
Total lease revenue	$ 579,270	$ 502,976	$ 511,676
United States | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	13.10%	11.60%	10.90%
Other countries
Segment Reporting Information [Line Items]
Total lease revenue	$ 3,050,436	$ 2,982,713	$ 3,296,445
Other countries | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	69.20%	69.10%	70.40%